CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 866,943	$ 219,085
Accounts receivable-net	13,305,254	6,603,920
Prepaid and other current assets	5,000	5,000
Total current assets	14,177,197	6,828,005
Property and equipment, net	34,661	55,439
Land	540,000	540,000
Goodwill	5,666,608	5,666,608
Right of use - assets	289,062	218,926
Due from related party	4,979	4,979
Other assets	33,304	30,823
Total assets	20,745,811	13,344,780
Current liabilities
Accounts payable and accrued expense	2,047,131	1,915,920
Accrued expenses - related parties	4,733,057	3,750,557
Accrued interest	620,963	350,267
Right of use - liabilities	157,669	142,307
Due to director and officer	120,997	123,192
Notes payable	2,136,077	15,809
Convertible notes payable, net of debt discounts of $24,820 and $46,797, respectively	3,807,030	3,515,752
Net liabilities of discontinued operations	237,643	151,123
Total current liabilities	13,860,567	9,964,927
Other liabilities
Notes payable	144,666	139,789
Operating lease liability – long term	119,056	84,871
Total liabilities	14,124,289	10,189,587
Mezzanine equity
Total Mezzanine Equity	5,890,104	4,899,984
Stockholders' equity (deficit)
Common Stock; 7,500,000,000 shares authorized, $0.001 par value; 24,065 and 10,997 shares issued and outstanding at December 31, 2023 and 2022, respectively	1,804,799	824,793
Additional paid-in capital	(9,365,982)	(8,581,265)
Accumulated deficit	(68,684,115)	(70,932,435)
Total stockholders' equity (deficit)	731,418	(1,744,791)
Total liabilities, mezzanine equity and stockholders' equity	20,745,811	13,344,780
Series N Senior Convertible Preferred Stock [Member]
Mezzanine equity
Preferred Stock Value	3,891,439	3,125,002
Series R Senior Convertible Preferred Stock [Member]
Mezzanine equity
Preferred Stock Value	307,980	274,982
Series X Senior Convertible Preferred Stock [Member]
Mezzanine equity
Preferred Stock Value	1,690,685	1,500,000
Series B Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	8,537,912	8,525,312
Series C Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	488	488
Series E Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	623,000	603,000
Series F-1 Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	143,008	143,008
Series I Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	59,540,000	59,540,000
Series J Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	6,854,336	6,854,336
Series L Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	$ 1,277,972	$ 1,277,972